Average Annual Total Returns{- Fidelity Advisor® Diversified Stock Fund} - 09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-09 - Fidelity Advisor® Diversified Stock Fund	Fidelity Advisor Diversified Stock Fund-Class O Return Before Taxes Past 1 year	Fidelity Advisor Diversified Stock Fund-Class O Return Before Taxes Past 5 years	Fidelity Advisor Diversified Stock Fund-Class O Return Before Taxes Past 10 years	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions Past 1 year	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions Past 5 years	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions Past 10 years	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Diversified Stock Fund-Class O After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	27.48%	16.67%	13.86%	25.94%	15.00%	12.47%	17.35%	13.09%	11.22%	18.40%	15.22%	13.88%